Financial instruments - fair values and risk management - Summary of Cash Flows for Financial Liabilities (Details) - Super Group (SGHC) Limited - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	€ 415,410	€ 307,070
Non-derivative financial liabilities, Contractual Cash Flows	451,212	321,907
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	70,360	29,145
Non-derivative financial liabilities, Contractual Cash Flows	106,162	43,982
Deferred and contingent consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	368	2,714
Non-derivative financial liabilities, Contractual Cash Flows	368	2,714
Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	36	87
Non-derivative financial liabilities, Contractual Cash Flows	36	87
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	88,596	80,512
Non-derivative financial liabilities, Contractual Cash Flows	88,596	80,512
Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	122,615	79,150
Non-derivative financial liabilities, Contractual Cash Flows	122,615	79,150
Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	7,601	3,214
Non-derivative financial liabilities, Contractual Cash Flows	7,601	3,214
Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	51,108	67,592
Non-derivative financial liabilities, Contractual Cash Flows	51,108	67,592
Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	2,195	44,656
Non-derivative financial liabilities, Contractual Cash Flows	2,195	44,656
Dividends payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	72,531
Non-derivative financial liabilities, Contractual Cash Flows	72,531
less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	353,548	283,428
less than 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	8,498	7,881
less than 1 year | Deferred and contingent consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	368	2,392
less than 1 year | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	36	87
less than 1 year | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	88,596	80,512
less than 1 year | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	122,615	79,150
less than 1 year | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	7,601	3,214
less than 1 year | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	51,108	67,592
less than 1 year | Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	2,195	42,600
less than 1 year | Dividends payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	72,531
1 - 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	9,224	8,927
1 - 2 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	9,224	6,549
1 - 2 years | Deferred and contingent consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	322
1 - 2 years | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
1 - 2 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
1 - 2 years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
1 - 2 years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
1 - 2 years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
1 - 2 years | Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	2,056
1 - 2 years | Dividends payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0
3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	26,477	11,370
3 - 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	26,477	11,370
3 - 5 years | Deferred and contingent consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Dividends payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	61,963	18,182
Over 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	61,963	18,182
Over 5 years | Deferred and contingent consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
Over 5 years | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
Over 5 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
Over 5 years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
Over 5 years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
Over 5 years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
Over 5 years | Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	€ 0
Over 5 years | Dividends payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	€ 0